UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 92.4%
Aerospace & Defense - 2.0%
$810,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16 DRS Technologies Inc., Senior Subordinated Notes:	$771,525
395,000	6.625% due 2/1/16	377,225
970,000	7.625% due 2/1/18	936,050
	Hawker Beechcraft Acquisition Co.:
950,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	942,875
905,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	898,212
	L-3 Communications Corp., Senior Subordinated Notes:
1,015,000	7.625% due 6/15/12	1,025,150
45,000	5.875% due 1/15/15	41,175

	Total Aerospace & Defense	4,992,212

Airlines - 2.0%
	Continental Airlines Inc.:
595,000	Notes, 8.750% due 12/1/11	565,250
	Pass-Through Certificates:
400,000	Series C, 7.339% due 4/19/14	397,924
1,890,000	DAE Aviation Holdings Inc., 11.250% due 8/1/15 (a)	1,842,750
	United Airlines Inc., Pass-Through Certificates:
437,290	Series 2000-1, Class B, 8.030% due 7/1/11	512,040
888,598	Series 2000-2, Class B, 7.811% due 10/1/09	1,044,658
	Series 2001-1:
160,000	Class B, 6.932% due 9/1/11	188,650
365,000	Class C, 6.831% due 9/1/08	420,237

	Total Airlines	4,971,509

Auto Components - 1.1%
940,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	709,700
2,285,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	2,033,650

	Total Auto Components	2,743,350

Automobiles - 2.3%
	Ford Motor Co.:
405,000	Debentures, 8.875% due 1/15/22	343,238
2,000,000	Notes, 7.450% due 7/16/31	1,550,000
	General Motors Corp.:
680,000	Notes, 7.200% due 1/15/11	613,700
	Senior Debentures:
750,000	8.250% due 7/15/23	615,000
3,155,000	8.375% due 7/15/33	2,610,762

	Total Automobiles	5,732,700

Building Products - 1.8%
	Ainsworth Lumber Co., Ltd., Senior Notes:
345,000	7.250% due 10/1/12	250,987
150,000	6.750% due 3/15/14	102,750
	Associated Materials Inc.:
2,340,000	Senior Discount Notes, step bond to yield 13.389% due 3/1/14	1,450,800
375,000	Senior Subordinated Notes, 9.750% due 4/15/12	384,375
765,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	661,725
2,450,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 8.324% due 3/1/14	1,506,750

	Total Building Products	4,357,387

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Capital Markets - 0.4%
	E*TRADE Financial Corp., Senior Notes:
$525,000	7.375% due 9/15/13	$530,250
375,000	7.875% due 12/1/15	388,125

	Total Capital Markets	918,375

Chemicals - 2.3%
657,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	689,850
1,370,000	Georgia Gulf Corp., Senior Subordinated Notes, 9.500% due 10/15/14	1,308,350
625,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	671,875
	Lyondell Chemical Co.:
	Senior Notes:
365,000	8.000% due 9/15/14	392,375
305,000	8.250% due 9/15/16	335,500
50,000	Senior Secured Notes, 10.500% due 6/1/13	54,250
760,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	820,800
1,420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,242,500

	Total Chemicals	5,515,500

Commercial Banks - 0.4%
250,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	261,875
	TuranAlem Finance BV, Bonds:
470,000	8.250% due 1/22/37 (a)	417,125
340,000	8.250% due 1/22/37 (a)	301,750

	Total Commercial Banks	980,750

Commercial Services & Supplies - 2.4%
1,425,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,417,875
565,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	528,275
225,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	223,875
1,970,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	2,019,250
900,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	940,500
790,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	774,200

	Total Commercial Services & Supplies	5,903,975

Consumer Finance - 4.3%
795,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	767,175
	Ford Motor Credit Co.:
	Notes:
350,000	9.810% due 4/15/12 (c)	362,380
610,000	7.000% due 10/1/13	549,593
	Senior Notes:
542,000	10.610% due 6/15/11 (c)	562,330
1,120,000	9.875% due 8/10/11	1,135,074
500,000	8.110% due 1/13/12 (c)	477,860
610,000	8.000% due 12/15/16	563,082
	General Motors Acceptance Corp.:
4,065,000	Bonds, 8.000% due 11/1/31	3,827,165
2,480,000	Notes, 6.875% due 8/28/12	2,283,554

	Total Consumer Finance	10,528,213

Containers & Packaging - 2.1%
500,000	Berry Plastics Corp., Senior Term Loan, 11.610% due 6/15/14 (c)	460,000
1,535,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,450,575

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Containers & Packaging - 2.1% (continued)
$1,160,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	$1,165,800
725,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	735,875
600,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	3,750
645,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	606,300
675,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	632,812

	Total Containers & Packaging	5,055,112

Diversified Consumer Services - 1.0%
	Education Management LLC/Education Management Finance Corp.:
495,000	Senior Notes, 8.750% due 6/1/14	495,000
1,175,000	Senior Subordinated Notes, 10.250% due 6/1/16	1,175,000
	Service Corp. International:
500,000	Debentures, 7.875% due 2/1/13	502,803
	Senior Notes:
25,000	7.625% due 10/1/18	23,938
280,000	7.500% due 4/1/27 (a)	250,600

	Total Diversified Consumer Services	2,447,341

Diversified Financial Services - 2.7%
910,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	814,450
650,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	643,500
1,463,000	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	1,437,690
680,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	639,200
615,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	590,400
247,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	259,350
560,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	532,000
1,715,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,603,525

	Total Diversified Financial Services	6,520,115

Diversified Telecommunication Services - 7.0%
1,145,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	1,082,025
180,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	155,700
	Citizens Communications Co.:
65,000	7.050% due 10/1/46	47,938
25,000	Senior Bonds, 7.125% due 3/15/19	22,719
1,115,000	Senior Notes, 7.875% due 1/15/27	986,775
695,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
230,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	242,650
	Intelsat Bermuda Ltd.:
950,000	9.250% due 6/15/16	973,750
1,850,000	Senior Notes, 11.250% due 6/15/16	1,942,500
	Intelsat Corp.:
120,000	9.000% due 6/15/16	120,900
361,000	Senior Notes, 9.000% due 8/15/14	365,061
	Level 3 Financing Inc.:
785,000	9.250% due 11/1/14	753,600
940,000	Senior Notes, 9.150% due 2/15/15 (a)(c)	893,000
1,050,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,044,750
	NTL Cable PLC, Senior Notes:
135,000	8.750% due 4/15/14	135,675
1,305,000	9.125% due 8/15/16	1,324,575
590,000	PAETEC Holding Corp., Secured, 9.500% due 7/15/15 (a)	566,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Telecommunication Services - 7.0% (continued)
$935,000	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	$902,275
	Qwest Corp.:
890,000	Notes, 8.875% due 3/15/12	940,062
1,350,000	Senior Notes, 7.500% due 10/1/14	1,329,750
525,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	480,375
1,310,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	1,355,850
1,560,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,587,300

	Total Diversified Telecommunication Services	17,253,630

Electric Utilities - 1.1%
375,660	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	387,986
1,165,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,269,850
1,135,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	1,038,525

	Total Electric Utilities	2,696,361

Electronic Equipment & Instruments - 0.3%
	NXP BV/NXP Funding LLC:
250,000	Senior Notes, 9.500% due 10/15/15	217,500
630,000	Senior Secured Notes, 7.875% due 10/15/14	585,113

	Total Electronic Equipment & Instruments	802,613

Energy Equipment & Services - 2.2%
995,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,308,617
970,000	Complete Production Services Inc., 8.000% due 12/15/16	936,050
286,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	275,990
240,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	236,400
320,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	319,200
130,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	145,359
1,780,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,069,038

	Total Energy Equipment & Services	5,290,654

Food & Staples Retailing - 0.5%
1,039,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,152,900

Food Products - 0.5%
	Dole Food Co. Inc., Senior Notes:
1,200,000	7.250% due 6/15/10	1,107,000
44,000	8.875% due 3/15/11	41,140

	Total Food Products	1,148,140

Gas Utilities - 0.6%
1,470,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,359,750

Health Care Equipment & Supplies - 0.2%
550,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	503,250

Health Care Providers & Services - 5.7%
2,050,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	2,001,312
	DaVita Inc.:
670,000	Senior Notes, 6.625% due 3/15/13	643,200
1,005,000	Senior Subordinated Notes, 7.250% due 3/15/15	957,262
	HCA Inc.:
2,820,000	Notes, 6.375% due 1/15/15	2,192,550
	Senior Secured Notes:
810,000	9.250% due 11/15/16 (a)	805,950
975,000	9.625% due 11/15/16 (a)(b)	970,125

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Health Care Providers & Services - 5.7% (continued)
$1,875,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	$1,809,375
	Tenet Healthcare Corp., Senior Notes:
535,000	6.375% due 12/1/11	457,425
650,000	7.375% due 2/1/13	546,000
2,210,000	9.875% due 7/1/14	1,977,950
	Universal Hospital Services Inc., Secured Notes:
245,000	8.500% due 6/1/15 (a)(b)	222,338
260,000	8.759% due 6/1/15 (a)(c)	243,750
1,180,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)	1,097,400

	Total Health Care Providers & Services	13,924,637

Hotels, Restaurants & Leisure - 5.7%
90,000	AMC Entertainment Inc., Senior Subordinated Notes, 8.000% due 3/1/14	82,575
1,300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	1,228,500
1,165,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	949,475
1,400,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,323,000
585,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	596,700
420,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	426,300
535,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	464,113
1,075,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	970,187
1,345,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,432,425
265,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	240,156
1,150,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,063,750
260,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	234,650
	MGM MIRAGE Inc.:
685,000	Notes, 6.750% due 9/1/12	643,900
	Senior Notes:
175,000	7.500% due 6/1/16	163,625
845,000	7.625% due 1/15/17	790,075
110,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	102,988
510,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	446,250
115,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	121,325
690,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	607,200
	Snoqualmie Entertainment Authority, Senior Secured Notes:
280,000	9.150% due 2/1/14 (a)(c)	277,200
220,000	9.125% due 2/1/15 (a)	218,900
	Station Casinos Inc.:
	Senior Notes:
120,000	6.000% due 4/1/12	110,400
1,005,000	7.750% due 8/15/16	947,212
	Senior Subordinated Notes:
210,000	6.875% due 3/1/16	177,975
75,000	6.625% due 3/15/18	60,375
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	279,125

	Total Hotels, Restaurants & Leisure	13,958,381

Household Durables - 1.7%
105,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	99,750
985,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	891,425

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Household Durables - 1.7% (continued)
	K Hovnanian Enterprises Inc., Senior Notes:
$1,300,000	7.500% due 5/15/16	$1,046,500
240,000	8.625% due 1/15/17	199,200
875,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	879,375
1,065,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.276% due 9/1/12	921,225
140,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	138,600

	Total Household Durables	4,176,075

Household Products - 0.2%
20,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	19,300
555,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	552,225

	Total Household Products	571,525

Independent Power Producers & Energy Traders - 4.3%
295,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	294,032
	AES Corp.:
1,040,000	Senior Notes, 9.500% due 6/1/09	1,066,000
240,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	253,800
	Dynegy Holdings Inc.:
1,060,000	Senior Debentures, 7.625% due 10/15/26	874,500
870,000	Senior Notes, 7.750% due 6/1/19 (a)	756,900
	Edison Mission Energy, Senior Notes:
160,000	7.500% due 6/15/13	155,200
880,000	7.750% due 6/15/16	847,000
660,000	7.200% due 5/15/19 (a)	592,350
700,000	7.625% due 5/15/27 (a)	614,250
	Mirant Mid Atlantic LLC:
241,523	Pass-Through Certificates, Series B, 9.125% due 6/30/17	265,513
370,232	Series C, 10.060% due 12/30/28	444,510
1,065,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,065,000
	NRG Energy Inc., Senior Notes:
525,000	7.250% due 2/1/14	507,938
2,695,000	7.375% due 2/1/16	2,607,412
40,000	7.375% due 1/15/17	38,700
260,000	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	204,880

	Total Independent Power Producers & Energy Traders	10,587,985

Insurance - 0.1%
295,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17 (a)	284,675

Internet & Catalog Retail - 0.2%
574,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	538,125

IT Services - 0.8%
	SunGard Data Systems Inc.:
750,000	Senior Notes, 9.125% due 8/15/13	757,500
1,210,000	Senior Subordinated Notes, 10.250% due 8/15/15	1,216,050

	Total IT Services	1,973,550

Leisure Equipment & Products - 0.3%
870,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	783,000

Machinery - 0.1%
360,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	352,800

Media - 9.2%
785,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	792,850
1,430,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	1,483,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Media - 9.2% (continued)
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
$100,000	Senior Accreting Notes, 12.125% due 1/15/15	$97,000
2,371,000	Senior Notes, 11.750% due 5/15/14	2,276,160
1,713,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,721,565
	CCH II LLC/CCH II Capital Corp., Senior Notes:
1,340,000	10.250% due 9/15/10	1,370,150
686,000	10.250% due 10/1/13	704,865
380,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	386,650
355,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	358,550
400,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	402,000
860,000	CMP Susquehanna Corp., 9.875% due 5/15/14	804,100
	CSC Holdings Inc.:
	Senior Debentures:
470,000	7.625% due 7/15/18	420,650
40,000	Series B, 8.125% due 8/15/09	40,000
	Senior Notes, Series B:
360,000	8.125% due 7/15/09	360,000
560,000	7.625% due 4/1/11	539,000
740,000	6.750% due 4/15/12	675,250
504,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	538,650
1,001,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,056,055
	EchoStar DBS Corp., Senior Notes:
1,550,000	6.625% due 10/1/14	1,445,375
615,000	7.125% due 2/1/16	584,250
960,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	914,400
235,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(c)	237,938
580,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	530,700
870,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	897,187
	R.H. Donnelley Corp., Senior Discount Notes:
300,000	Series A-1, 6.875% due 1/15/13	271,500
550,000	Series A-2, 6.875% due 1/15/13	497,750
175,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	185,500
400,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	423,000
	TL Acquisitions Inc.:
1,140,000	Senior Notes, 10.500% due 1/15/15 (a)	1,054,500
860,000	Senior Subordinated Notes, step bond to yield 13.361% due 7/15/15 (a)	653,867
	XM Satellite Radio Inc., Senior Notes:
520,000	9.856% due 5/1/13 (c)	494,000
345,000	9.750% due 5/1/14	336,375

	Total Media	22,553,462

Metals & Mining - 3.5%
3,090,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,252,225
	Metals USA Holdings Corp., Senior Notes:
440,000	11.360% due 1/15/12 (a)(b)(c)	440,000
710,000	11.360% due 7/1/12 (a)(b)(c)	656,750
1,465,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,567,550
810,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(c)	765,450
1,110,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,118,325

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 3.5% (continued)
$820,000	Tube City IMS Corp., 9.750% due 2/1/15	$801,550

	Total Metals & Mining	8,601,850

Multiline Retail - 1.5%
	Dollar General Corp.:
1,060,000	Senior Notes, 10.625% due 7/15/15 (a)	943,400
1,040,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	889,200
	Neiman Marcus Group Inc.:
1,280,000	Senior Notes, 9.000% due 10/15/15 (b)	1,340,800
540,000	Senior Subordinated Notes, 10.375% due 10/15/15	571,050

	Total Multiline Retail	3,744,450

Oil, Gas & Consumable Fuels - 8.7%
1,360,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,366,800
2,325,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	2,194,219
295,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	289,100
807,311	Corral Finans AB, 10.360% due 4/15/10 (a)(b)(c)	783,092
	El Paso Corp., Medium-Term Notes:
1,605,000	7.800% due 8/1/31	1,558,145
805,000	7.750% due 1/15/32	777,033
	Enterprise Products Operating LP:
175,000	7.034% due 1/15/68 (c)	160,288
660,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	674,426
1,450,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,446,375
795,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	695,625
	Mariner Energy Inc., Senior Notes:
495,000	7.500% due 4/15/13	471,487
230,000	8.000% due 5/15/17	217,350
	OPTI Canada Inc., Senior Secured Notes:
100,000	7.875% due 12/15/14 (a)	98,500
510,000	8.250% due 12/15/14 (a)	512,550
500,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	517,500
	Petroplus Finance Ltd.:
310,000	6.750% due 5/1/14 (a)	284,425
540,000	7.000% due 5/1/17 (a)	495,450
	Pogo Producing Co., Senior Subordinated Notes:
10,000	7.875% due 5/1/13	10,175
1,220,000	6.875% due 10/1/17	1,232,200
195,000	Series B, 8.250% due 4/15/11	198,169
1,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,470,150
55,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	51,425
500,000	Stallion Oilfield Services, 9.750% due 2/1/15 (a)	492,500
	Stone Energy Corp., Senior Subordinated Notes:
15,000	8.250% due 12/15/11	14,850
1,450,000	6.750% due 12/15/14	1,319,500
640,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	604,800
610,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	573,400
	Williams Cos. Inc.:
	Notes:
865,000	7.875% due 9/1/21	903,925
1,150,000	8.750% due 3/15/32	1,276,500
600,000	Senior Notes, 7.625% due 7/15/19	612,000

	Total Oil, Gas & Consumable Fuels	21,301,959

Paper & Forest Products - 2.3%
	Abitibi-Consolidated Co. of Canada, Senior Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 2.3% (continued)
$800,000	6.000% due 6/20/13	$636,000
530,000	8.375% due 4/1/15	434,600
	Abitibi-Consolidated Inc.:
	Debentures:
605,000	7.400% due 4/1/18	462,825
270,000	8.850% due 8/1/30	216,000
105,000	Notes, 7.750% due 6/15/11	92,925
1,400,000	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,442,000
	NewPage Corp.:
	Senior Secured Notes:
360,000	10.000% due 5/1/12	369,000
790,000	11.606% due 5/1/12 (c)	849,250
435,000	Senior Subordinated Notes, 12.000% due 5/1/13	455,119
555,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	568,875

	Total Paper & Forest Products	5,526,594

Pharmaceuticals - 0.7%
2,085,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,751,400

Real Estate Investment Trusts (REITs) - 1.0%
40,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	38,600
	Host Marriott LP, Senior Notes:
625,000	7.125% due 11/1/13	610,938
625,000	Series O, 6.375% due 3/15/15	587,500
260,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	211,900
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
315,000	6.500% due 6/1/16	292,556
715,000	6.750% due 4/1/17	672,100

	Total Real Estate Investment Trusts (REITs)	2,413,594

Real Estate Management & Development - 0.9%
560,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	467,600
2,110,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	1,772,400

	Total Real Estate Management & Development	2,240,000

Road & Rail - 2.1%
1,230,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	1,303,800
	Hertz Corp.:
400,000	Senior Notes, 8.875% due 1/1/14	402,000
2,135,000	Senior Subordinated Notes, 10.500% due 1/1/16	2,220,400
433,000	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	462,227
	Kansas City Southern de Mexico, Senior Notes:
270,000	7.625% due 12/1/13 (a)	270,675
145,000	7.375% due 3/1/14 (a)	141,013
240,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	237,600

	Total Road & Rail	5,037,715

Semiconductors & Semiconductor Equipment - 0.4%
940,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	862,450

Software - 0.3%
860,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	776,150

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Specialty Retail - 0.5%
$165,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	$155,100
925,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	774,688
185,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	203,500

	Total Specialty Retail	1,133,288

Textiles, Apparel & Luxury Goods - 1.0%
	Levi Strauss & Co., Senior Notes:
1,340,000	9.750% due 1/15/15	1,360,100
90,000	8.875% due 4/1/16	87,300
600,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	609,000
500,000	Simmons Co., Term Loan, (Deutsche Bank Securities), 7.875% due 1/15/14	480,833

	Total Textiles, Apparel & Luxury Goods	2,537,233

Thrifts & Mortgage Finance - 0.4%
1,075,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,101,875

Tobacco - 0.3%
	Alliance One International Inc., Senior Notes:
490,000	8.500% due 5/15/12 (a)	485,100
255,000	11.000% due 5/15/12	269,025

	Total Tobacco	754,125

Trading Companies & Distributors - 1.1%
565,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	570,650
785,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	804,625
1,145,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,219,425

	Total Trading Companies & Distributors	2,594,700

Transportation Infrastructure - 0.6%
	Saint Acquisition Corp., Secured Notes:
170,000	13.107% due 5/15/15 (a)(c)	121,550
1,800,000	12.500% due 5/15/17 (a)	1,287,000

	Total Transportation Infrastructure	1,408,550

Wireless Telecommunication Services - 1.6%
	MetroPCS Wireless Inc., Senior Notes:
320,000	9.250% due 11/1/14 (a)	315,200
40,000	9.250% due 11/1/14 (a)	39,400
	Rural Cellular Corp.:
455,000	Senior Notes, 9.875% due 2/1/10	474,338
535,000	Senior Secured Notes, 8.250% due 3/15/12	551,050
730,000	Senior Subordinated Notes, 8.360% due 6/1/13 (a)(c)	737,300
1,810,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	1,918,600

	Total Wireless Telecommunication Services	4,035,888

	TOTAL CORPORATE BONDS & NOTES (Cost - $235,813,999)	226,399,873

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
1,402,534	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(e)(f) (Cost - $1,559,726)	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BOND & NOTE - 0.1%
Automobiles - 0.1%
$290,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $290,000)	$337,125

LOAN PARTICIPATIONS - 1.2%
Oil, Gas & Consumable Fuels - 0.8%
2,000,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (Bank of America Securities)(c)(g)	1,960,000

Paper & Forest Products - 0.2%
500,000	Verso Paper Holdings Term Loan, 11.605% due 2/1/12 (Credit Suisse Securities)(c)(g)	498,750

Trading Companies & Distributors - 0.2%
500,000	Penhall International Corp., Term Loan, 12.824% due 4/1/12 (Deutsche Bank Securities)(c)(g)	511,250

	TOTAL LOAN PARTICIPATIONS (Cost - $2,986,164)	2,970,000

SOVEREIGN BONDS - 1.5%
Brazil - 0.5%
	Federative Republic of Brazil:
649,000	11.000% due 8/17/40	839,157
260,000	Collective Action Securities, Notes, 8.000% due 1/15/18	281,970

	Total Brazil	1,121,127

Russia - 1.0%
2,348,200	Russian Federation, 7.500% due 3/31/30 (a)	2,574,948

	TOTAL SOVEREIGN BONDS (Cost - $3,688,354)	3,696,075

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
2,453,154	Home Interiors & Gifts Inc. (e)(f)*	24,532

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
23,465	Aurora Foods Inc. (e)(f)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
870	McLeodUSA Inc., Class A Shares (e)(f)*	0

Wireless Telecommunication Services - 0.0%
1	Crown Castle International Corp. *	36

	TOTAL TELECOMMUNICATION SERVICES	36

	TOTAL COMMON STOCKS (Cost - $1,098,307)	24,568

CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
1,616	Chesapeake Energy Corp. Convertible, 6.250% (Cost - $406,004)	450,864

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
42	ION Media Networks Inc., 0.000% (b) (Cost - $307,650)	$300,300

WARRANTS
WARRANTS - 0.0%
430	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
375	IWO Holdings Inc., Expires 1/15/11(a)(e)(f)*	0
165	Jazztel PLC, Expires 5/1/09(a)(e)(f)*	0
435	Merrill Corp., Class B Shares, Expires 11/15/06(a)(e)(f)*	0

	TOTAL WARRANTS (Cost - $182,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $246,332,456)	234,178,805

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
$4,505,000	Nomura Securities International Inc. repurchase agreement dated 7/31/07, 5.250% due 8/1/07; Proceeds at maturity - $4,505,657; (Fully collateralized by U.S government agency obligation, 4.750% due 11/17/15; Market value - $4,595,976) (Cost - $4,505,000)	4,505,000

	TOTAL INVESTMENTS - 97.4% (Cost - $250,837,456#)	238,683,805
	Other Assets in Excess of Liabilities - 2.6%	6,481,662

	TOTAL NET ASSETS - 100.0%	$245,165,467

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(d)	Security is currently in default.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Illiquid security.

(g)	Participation interest was acquired through the financial institution indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable High Income Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified series of Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,098,237
Gross unrealized depreciation	(15,251,888)

Net unrealized depreciation	$(12,153,651)

At July 31, 2007, the Fund held loan participations with a total cost of $2,986,164 and a total market value of $2,970,000.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	September 26, 2007